MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of Long-Lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long-Lived Assets	$ 13,968	$ 9,127
Israel [Member]
Long-Lived Assets	10,108	6,062
USA [Member]
Long-Lived Assets	$ 3,860	$ 3,065